Aspiriant Trust
11100 Santa Monica Boulevard, Suite 600
Los Angeles, CA 90025
(310) 806-4000

November 19, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Aspiriant Trust (“Registrant”)
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Registrant, that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 11, which was filed via EDGAR Accession No. 0001398344-15-007699 on November 16, 2015.

Questions regarding this filing may be directed to the undersigned at (414) 290-3404.

Very truly yours,

/s/ Benjamin D. Schmidt
Benjamin D. Schmidt
Secretary